Segment disclosures (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Summary of revenues for group of similar products and services
Revenues for group of similar products and services can be summarized for the years ended June 30, 2026 and 2025 as follows:

	June 30	June 30
	2026	2025
	$	$
Products	16,120	41,592
Services	183,945	195,100
Total revenues	200,065	236,692

Summary of sales and non-current assets, geographic locations	The sales in each of these geographic locations for the years ended June 30, 2026 and 2025 as follows:

	June 30	June 30
	2026	2025
	$	$
USA	190,905	224,101
Others	9,160	12,591
Total revenues	200,065	236,692